Income taxes - Schedule of Components of Company's Deferred Tax Assets and Liabilities for federal and State Income Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 15,285	$ 19,491
Credits	1,580	1,761
Stock based compensation	383
Accruals and reserves	1,335	4,363
Operating lease liability	4,059	2,586
Gross deferred tax assets	22,642	28,201
Valuation allowance	(19,362)	(26,174)
Net deferred tax assets	3,280	2,027
Deferred tax liabilities:
Property and equipment	(230)	(323)
Operating lease, right of use assets	(3,050)	(1,704)
Gross deferred tax liabilities	(3,280)	(2,027)
Net deferred tax assets	$ 0	$ 0